Supplementary Insurance Information (Balance Sheet Items) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
DAC	$ 325	$ 224
Future Policy Benefits and Other Policy-Related Balances	870	858
Policyholder Account Balances	4,828	4,360
Unearned Premiums (1), (2)	1	1
Unearned Revenue (1)	2	2
Annuities
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
DAC	310	208
Future Policy Benefits and Other Policy-Related Balances	496	461
Policyholder Account Balances	4,817	4,349
Unearned Premiums (1), (2)	0	0
Unearned Revenue (1)	2	2
Life
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
DAC	14	16
Future Policy Benefits and Other Policy-Related Balances	362	386
Policyholder Account Balances	11	11
Unearned Premiums (1), (2)	1	1
Unearned Revenue (1)	0	0
Corporate & Other
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
DAC	1	0
Future Policy Benefits and Other Policy-Related Balances	12	11
Policyholder Account Balances	0	0
Unearned Premiums (1), (2)	0	0
Unearned Revenue (1)	$ 0	$ 0